Financial Instruments and Financial Risk Management - Summary of Analyses Group's Financial Liabilities into Groupings of Remaining Period from Reporting Date to Contractual Maturity Date (Details) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Trade and other payables	$ 194,158	$ 136,744
Liquidity Risk | Less Than One Year
Disclosure Of Financial Instruments [Line Items]
Trade and other payables	96,526	74,705
Contingent consideration		19,146
Total	96,526	93,851
Liquidity Risk | More Than One Year
Disclosure Of Financial Instruments [Line Items]
Contingent consideration	0	0
Total	0	0
Secured borrowings	$ 0	$ 0